As filed with the Securities and Exchange Commission on March 30, 2016

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 269	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 270	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
 (Address of Principal Executive Offices)

(303) 623-2577
 Registrant’s Telephone Number

Abigail Murray, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 4, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 262 to its Registration Statement until April 4, 2016.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 262 under the Securities Act of 1933 and Amendment No. 263 under the Investment Company Act of 1940, filed on December 30, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 269 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 30th day of March, 2016.

ALPS ETF TRUST

By:  /s/ Thomas A. Carter
Thomas A. Carter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ Mary K. Anstine	Trustee	March 30, 2016
Mary K. Anstine*
/s/ Jeremy W. Deems	Trustee	March 30, 2016
Jeremy W. Deems*
/s/ Rick A. Pederson	Trustee	March 30, 2016
Rick A. Pederson*
/s/ Thomas A. Carter	Trustee and President	March 30, 2016
Thomas A. Carter
/s/ Patrick D. Buchanan	Treasurer	March 30, 2016
Patrick D. Buchanan

*Signature affixed by Abigail Murray pursuant to a power of attorney dated June 8, 2015.